INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
Provision for the year	¥ 18,796	¥ 17,522	¥ 14,334
Adjustment of prior years	(1,757)	(462)	(117)
Deferred taxation (Note 25)	1,718	6,258	(7,873)
Actual income tax expense	¥ 18,757	¥ 23,318	¥ 6,344